INCOME TAXES (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current Tax Expenses (Benefit)	$ (162,621)	$ (1,894,736)	$ 20,647,400
Deferred Tax Expenses (Benefit)	1,434,386	12,148,323	(19,933,128)
Total	$ 1,271,765	$ 10,253,587	$ 714,272